SHARE-BASED PAYMENTS (Details)		1 Months Ended			6 Months Ended		12 Months Ended
	Jul. 26, 2021 USD ($)	Sep. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	May 31, 2022 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Unit_Standard_EquityInstruments_nUEZiVIL-k6CUuBzswxvPA Unit_Standard_Option_xAPMu8DK0kuwz4vRXvtmJQ Unit_Standard_installment_i4xrQw994Eq0nC0z-jNLMQ $ / shares shares	Dec. 31, 2021 USD ($) Unit_Standard_Option_xAPMu8DK0kuwz4vRXvtmJQ Unit_Standard_installment_i4xrQw994Eq0nC0z-jNLMQ $ / shares	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | Unit_Standard_Option_xAPMu8DK0kuwz4vRXvtmJQ							11,000	2,533,781
Exercise price for 1 ADS ($) | $ / shares							$ 2.02	$ 7.05
Number of RSUs granted | Unit_Standard_EquityInstruments_nUEZiVIL-k6CUuBzswxvPA							5,286,695
Expense recognized					$ 849,000	$ 2,924,000	$ 5,675,000	$ 10,212,000	$ 4,202,000
Number of options cancelled | Unit_Standard_Option_xAPMu8DK0kuwz4vRXvtmJQ							1,573,138	575,095
Each option exercisable into number of ordinary shares, ratio | Unit_Standard_Option_xAPMu8DK0kuwz4vRXvtmJQ							3,950,491	3,615,662
Stock Options | Exchange Offer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted							2,805,281
Incremental value measured							$ 3,500,000
Expense recognized							$ 3,300,000
Stock Options | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares							$ 4.3
Expected volatility							58.80%
Risk free interest rate							0.01%
Stock Options | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares							$ 7
Expected volatility							65.28%
Risk free interest rate							2.31%
Stock Options | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	310,341							2,533,781
Fair value on date of grant								$ 10,222,000
Option term								10 years
Stock Options | 2021 | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares								$ 4.28
Expected volatility								64.05%
Risk free interest rate								1.26%
Stock Options | 2021 | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares								$ 9.19
Expected volatility								66.65%
Risk free interest rate								1.73%
Stock Options | 2021 | Vesting, services exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | Unit_Standard_installment_i4xrQw994Eq0nC0z-jNLMQ								16
Vesting period								4 years
Stock Options | 2021 | Vesting, services exceeding one year | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period								1 year
Stock Options | 2021 | Vesting, services not exceeding one year | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period								1 year
Stock Options | 2021 | Vesting, one year following grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period								1 year
Vesting percentage								25.00%
Stock Options | 2021 | Vesting, two years following grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | Unit_Standard_installment_i4xrQw994Eq0nC0z-jNLMQ								12
Stock Options | March 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								40,500
Exercise price for 1 ADS ($) | $ / shares								$ 9.44
Fair value on date of grant								$ 151,000
Stock Options | April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								2,036,440
Exercise price for 1 ADS ($) | $ / shares								$ 7.08
Fair value on date of grant								$ 8,274,000
Stock Options | May 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								22,500
Exercise price for 1 ADS ($) | $ / shares								$ 7.05
Fair value on date of grant								$ 90,000
Stock Options | July 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								327,341
Fair value on date of grant								$ 1,377,000
Stock Options | July 2021 | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares								$ 6.9
Stock Options | July 2021 | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares								$ 7.08
Stock Options | August 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								53,500
Fair value on date of grant								$ 210,000
Stock Options | August 2021 | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares								$ 6.97
Stock Options | August 2021 | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares								$ 7.18
Stock Options | September 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								12,000
Exercise price for 1 ADS ($) | $ / shares								$ 4.56
Fair value on date of grant								$ 31,000
Stock Options | November 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								24,500
Exercise price for 1 ADS ($) | $ / shares								$ 4.54
Fair value on date of grant								$ 63,000
Stock Options | December 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								17,000
Exercise price for 1 ADS ($) | $ / shares								$ 2.65
Fair value on date of grant								$ 26,000
Stock Options | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on date of grant							$ 13,000
Option term							10 years
Stock Options | 2022 | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares							$ 1.67
Expected volatility							66.94%
Risk free interest rate							1.73%
Stock Options | 2022 | Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares							$ 2.45
Expected volatility							67.21%
Risk free interest rate							1.78%
Stock Options | 2022 | Vesting, services exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | Unit_Standard_installment_i4xrQw994Eq0nC0z-jNLMQ							16
Vesting period							4 years
Stock Options | 2022 | Vesting, services exceeding one year | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period							1 year
Stock Options | 2022 | Vesting, services not exceeding one year | Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period							1 year
Stock Options | 2022 | Vesting, one year following grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							1 year
Vesting percentage							25.00%
Stock Options | 2022 | Vesting, two years following grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | Unit_Standard_installment_i4xrQw994Eq0nC0z-jNLMQ							12
Stock Options | January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares							$ 2.45
Fair value on date of grant							$ 7,000
Stock Options | March 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares							$ 1.67
Fair value on date of grant							$ 6,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on date of grant		$ 100,000	$ 100,000
Shares forfeited					18,000
Shares forfeited, reversed expenses					$ 2,000,000
Shares approved for grant | shares		216,030	216,030
RSUs | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted							5,464,725
Fair value on date of grant				$ 100,000			$ 8,625,000
Shares approved for grant | shares				140,000
RSUs | 2022 | Vesting, one year following grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							1 year
Vesting percentage							50.00%
RSUs | 2022 | Vesting, two years following grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							2 years
Vesting percentage							50.00%
RSUs | 2022 | Vesting over three year period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | Unit_Standard_installment_i4xrQw994Eq0nC0z-jNLMQ							12
Vesting period							3 years
RSUs | 2022 | Vesting over two year period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | Unit_Standard_installment_i4xrQw994Eq0nC0z-jNLMQ							8
Vesting period							2 years
RSUs | January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted							2,060,500
Fair value on date of grant							$ 5,712,000
RSUs | March 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted							96,000
Fair value on date of grant							$ 160,000
RSUs | April 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted							35,000
Fair value on date of grant							$ 87,000
RSUs | June 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted							2,183,500
Fair value on date of grant							$ 1,878,000
RSUs | July 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted							65,000
Fair value on date of grant							$ 56,000
RSUs | September 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted							421,309
Fair value on date of grant							$ 352,000
RSUs | November 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted							603,416
Fair value on date of grant							$ 380,000
Stock Options and RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares forfeited							2,700,000
Shares forfeited, reversed expenses							$ 4,500,000
Shares approved for grant | shares							243,054,523
According to the Award Plan of the Company | Stock Options | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								2,223,440
According to the Award Plan of the Company | Stock Options | March 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								40,500
According to the Award Plan of the Company | Stock Options | April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								2,036,440
According to the Award Plan of the Company | Stock Options | May 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								22,500
According to the Award Plan of the Company | Stock Options | July 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								17,000
According to the Award Plan of the Company | Stock Options | August 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								53,500
According to the Award Plan of the Company | Stock Options | September 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								12,000
According to the Award Plan of the Company | Stock Options | November 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								24,500
According to the Award Plan of the Company | Stock Options | December 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								17,000
According to the Award Plan of the Company | Stock Options | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted							11,000
According to the Award Plan of the Company | Stock Options | January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted							5,000
According to the Award Plan of the Company | Stock Options | March 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted							6,000
According to the Award Plan of the Company | RSUs | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted							5,108,695
According to the Award Plan of the Company | RSUs | January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted							1,920,500
According to the Award Plan of the Company | RSUs | March 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted							96,000
According to the Award Plan of the Company | RSUs | April 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted							35,000
According to the Award Plan of the Company | RSUs | June 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted							2,018,500
According to the Award Plan of the Company | RSUs | July 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted							65,000
According to the Award Plan of the Company | RSUs | September 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted							370,279
According to the Award Plan of the Company | RSUs | November 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted							603,416
To directors | Stock Options | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								310,341
To directors | Stock Options | July 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted								310,341
To directors | RSUs | 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted							356,030
To directors | RSUs | January 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted							140,000
To directors | RSUs | June 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted							165,000
To directors | RSUs | September 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted							51,030